Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net income (loss) after taxes	$ (453.7)	$ 99.9
Other comprehensive income (loss), net of taxes
Gain (loss) on foreign currency translation	458.5	(183.4)
Unrealized gain (loss) on net investment hedge (note 22)	(80.2)	6.6
Actuarial losses on pension plans and post-retirement benefit (PRB) plans (note 28)	(10.8)	(1.0)
Reclassification of actuarial gains and prior service costs on defined benefit (DB) and post-retirement benefit plans (PRB) to net income (note 28)	0.5	0.7
Settlement of PRB plan (note 28)		0.2
Curtailment of DB and PRB plan (note 28)	2.7
Unrealized loss on available-for-sale assets		(26.9)
Adoption of ASU 2016-01 (note 2)	7.1
Other comprehensive income (loss) from equity investees	2.1	(2.2)
Total other comprehensive income (loss) (OCI), net of taxes (note 21)	379.9	(206.0)
Comprehensive loss attributable to controlling interests and non-controlling interests, net of taxes	(73.8)	(106.1)
Comprehensive income (loss) attributable to:
Non-controlling interests	(18.6)	8.3
Controlling interests	$ (55.2)	$ (114.4)